Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities, equity
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 13,814
Available-for-sale securities, equity | Common stock
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 12,314
Valuation Technique		Consensus pricing
Common stock, Indicative Quotes		$ 23.65
Available-for-sale securities, equity | Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 1,500
Valuation Technique		Cost
Available-for-sale securities, equity | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 40,761	$ 29,275	$ 499
Valuation Technique		Discounted cash flow	Discounted cash flow
Unobservable Input, Option adjusted spread		161	166
Available-for-sale securities, equity | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 33,447	$ 34,240	33,373
Valuation Technique		Discounted cash flow	Discounted cash flow
Available-for-sale securities, equity | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 10,970,966	$ 8,549,468	7,021,597
Valuation Technique		Discounted cash flow	Discounted cash flow
Available-for-sale securities, equity | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 29	$ 41,204	54,906
Valuation Technique		Third-party vendor	Third-party vendor
Available-for-sale securities, equity | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 0	$ 19,931	21,164
Valuation Technique			Third-party vendor
Reserves at Fair Value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	[1]	(27,387,975)	$ (20,152,641)	(18,096,009)
Reserves at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (20,137,427)	$ (15,141,482)
Valuation Technique		Discounted cash flow	Discounted cash flow
Reserves at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (2,186,266)	$ (2,399,597)
Valuation Technique		Discounted cash flow	Discounted cash flow
Trading Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 150	$ 150
Valuation Technique		Cost	Cost
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 12,375	$ 5,826	2,350
Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates	[2]	0.00%	0.00%
Derivative Assets | Total Return Swap | Third Party Pricing Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 12,375	$ 5,826
Valuation Technique		Third-Party Vendor	Third-party vendor
Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value			$ (3,702)	$ (33,812)
Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates	[2]	0.00%	0.00%
Derivative liability | Total Return Swap | Third Party Pricing Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value			$ (3,702)
Valuation Technique		Third-Party Vendor	Third-party vendor
Variable-indexed annuity | Reserves at Fair Value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (5,064,282)	$ (2,611,562)
Valuation Technique		Contract value	Contract value
Minimum
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		2.30%
Minimum | Available-for-sale securities, equity | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		42	62
Minimum | Available-for-sale securities, equity | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		27	214
Minimum | Reserves at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		0.00%	0.00%
Unobservable Input, Surrenders		0.00%	0.00%
Unobservable Input, Mortality		0.00%	0.00%
Unobservable Input, Withdrawal Benefit Election		0.00%	0.00%
Minimum | Reserves at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		0.50%	0.50%
Unobservable Input, Mortality		0.00%	0.00%
Minimum | Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%	0.00%
Minimum | Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%	0.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		6.00%
Maximum | Available-for-sale securities, equity | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		50	75
Maximum | Available-for-sale securities, equity | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		515	2,112
Maximum | Reserves at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		25.00%	25.00%
Unobservable Input, Surrenders		25.00%	25.00%
Unobservable Input, Mortality		100.00%	100.00%
Unobservable Input, Withdrawal Benefit Election		50.00%	50.00%
Maximum | Reserves at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		35.00%	35.00%
Unobservable Input, Mortality		100.00%	100.00%
Maximum | Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%	0.00%
Maximum | Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%	0.00%
Weighted Average | Available-for-sale securities, equity | Common stock
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock, Indicative Quotes		$ 23.65
Weighted Average | Available-for-sale securities, equity | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		161	166
Weighted Average | Available-for-sale securities, equity | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		48	70
Weighted Average | Available-for-sale securities, equity | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		130	147
Weighted Average | Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%	0.00%
Weighted Average | Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%	0.00%

[1]	The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because the Company monitors Reserves at fair value as a whole unit and does not track realized gains (losses) on a contract-by-contract basis.
[2]	** Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.